Convertible Redeemable Preferred Shares - Conversion right (Details)	Aug. 23, 2018 $ / shares shares	Feb. 28, 2018 $ / shares shares	Jan. 09, 2018 $ / shares shares	Dec. 20, 2017 $ / shares shares	Mar. 21, 2016 $ / shares shares	Jan. 18, 2016 $ / shares shares	Jan. 16, 2015 $ / shares shares	Aug. 22, 2014 $ / shares shares
Temporary Equity [Line Items]
Preferred Shares initial conversion ratio	1
Series A preferred shares
Temporary Equity [Line Items]
Original issuance price per share								$ 0.40
Number of Shares | shares								8,000,000
Series B preferred shares
Temporary Equity [Line Items]
Original issuance price per share							$ 1.05
Number of Shares | shares							10,476,190
Series C-1 preferred shares
Temporary Equity [Line Items]
Original issuance price per share						$ 2.00
Number of Shares | shares						1,030,126
Series C preferred shares
Temporary Equity [Line Items]
Original issuance price per share					$ 3.88
Number of Shares | shares					4,902,554
Series D preferred shares
Temporary Equity [Line Items]
Number of Shares | shares			9,750,676	9,750,676
Series D preferred shares | Minimum
Temporary Equity [Line Items]
Original issuance price per share			$ 5.89	$ 5.89
Series D preferred shares | Maximum
Temporary Equity [Line Items]
Original issuance price per share			$ 6.20	$ 6.20
Series D+ preferred shares
Temporary Equity [Line Items]
Original issuance price per share		$ 7.52
Number of Shares | shares		3,497,954
Series E preferred shares
Temporary Equity [Line Items]
Number of Shares | shares	6,164,979
Series E preferred shares | Minimum
Temporary Equity [Line Items]
Original issuance price per share	$ 10.55
Series E preferred shares | Maximum
Temporary Equity [Line Items]
Original issuance price per share	$ 11.72